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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 85.88%
Administrative and Support Services - 0.98%
PayPal Holdings, Inc. (a)	35,000	$871,561	$1,086,400
Ambulatory Health Care Services - 1.04%
DaVita Healthcare Partners, Inc. (a)	16,000	$961,035	$1,157,280
Amusement, Gambling, and Recreation Industries - 3.03%
The Walt Disney Co.	33,000	$1,706,859	$3,372,600
Beverage and Tobacco Product Manufacturing - 4.24%
Altria Group, Inc.	35,000	$823,041	$1,904,000
PepsiCo, Inc.	13,000	632,331	1,225,900
Philip Morris International, Inc.	20,000	782,617	1,586,600
		$2,237,989	$4,716,500
Broadcasting (except Internet) - 1.54%
Comcast Corp. - Class A Special Common Stock	30,000	$1,381,050	$1,717,200
Chemical Manufacturing - 10.78%
Allergan Plc (a)	15,000	$2,160,149	$4,077,151
Ecolab, Inc.	15,000	1,436,988	1,645,800
Gilead Sciences, Inc.	20,000	1,781,107	1,963,800
Johnson & Johnson	10,000	866,300	933,500
Perrigo Company Plc	10,000	1,469,667	1,572,700
Valeant Pharmaceuticals International, Inc. (a)	10,000	1,728,459	1,783,800
		$9,442,670	$11,976,751
Computer and Electronic Product Manufacturing - 8.88%
Apple, Inc.	70,000	$1,181,978	$7,721,000
QUALCOMM, Inc.	40,000	1,687,005	2,149,200
		$2,868,983	$9,870,200
Couriers and Messengers - 0.89%
United Parcel Service, Inc. - Class B	10,000	$985,007	$986,900
Credit Intermediation and Related Activities - 7.15%
Capital One Financial Corp.	35,000	$1,042,098	$2,538,200
JPMorgan Chase & Co.	30,000	1,721,192	1,829,100
Wells Fargo & Co.	70,000	1,821,948	3,594,500
		$4,585,238	$7,961,800
Food Services and Drinking Places - 1.53%
Starbucks Corp.	30,000	$561,001	$1,705,200
Health and Personal Care Stores - 3.64%
Express Scripts Holding Co. (a)	50,000	$1,352,414	$4,048,000
Insurance Carriers and Related Activities - 2.35%
Berkshire Hathaway, Inc. - Class B (a)	20,000	$678,649	$2,608,000
Machinery Manufacturing - 1.41%
Roper Technologies, Inc.	10,000	$437,286	$1,567,000
Nonstore Retailers - 2.30%
Amazon.com, Inc. (a)	5,000	$1,231,664	$2,559,450
Oil and Gas Extraction - 1.04%
Continental Resources, Inc. (a)	40,000	$1,127,472	$1,158,800
Other Information Services - 5.71%
Facebook, Inc. (a)	15,000	$1,269,625	$1,348,500
Google, Inc. - Class A (a)	4,000	847,060	2,553,480
Google, Inc. - Class C (a)	4,010	844,083	2,439,764
		$2,960,768	$6,341,744
Petroleum and Coal Products Manufacturing - 1.42%
Chevron Corp.	20,000	$1,010,364	$1,577,600
Professional, Scientific, and Technical Services - 18.86%
Biogen, Inc. (a)	5,000	$1,343,342	$1,459,050
Celgene Corp. (a)	48,000	2,357,821	5,192,160

Cognizant Technology Solutions Corp. - Class A (a)	15,000	845,592	939,150
MasterCard, Inc.	75,000	1,337,065	6,759,000
Priceline Group, Inc. (a)	3,100	1,807,092	3,834,266
Visa, Inc. - Class A	40,000	745,136	2,786,400
		$8,436,048	$20,970,026
Rail Transportation - 4.13%
Union Pacific Corp.	52,000	$1,674,382	$4,597,320
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.35%
BlackRock, Inc.	9,000	$2,079,708	$2,677,230
T. Rowe Price Group, Inc.	15,000	725,747	1,042,500
		$2,805,455	$3,719,730
Transportation Equipment Manufacturing - 1.61%
Eaton Corp. Plc	35,000	$1,816,696	$1,795,500

TOTAL COMMON STOCKS		$49,132,591	$95,494,001

EXCHANGE TRADED FUNDS - 10.23%
Funds, Trusts, and Other Financial Vehicles - 10.23%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$5,464,400
iShares Core S&P Small-Cap ETF	35,000	2,407,647	3,729,950
iShares MSCI EAFE ETF	30,000	1,709,691	1,719,600
iShares NASDAQ Biotechnology ETF	1,500	448,725	454,995
TOTAL EXCHANGE TRADED FUNDS		$8,250,829	$11,368,945

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 0.89%
Broadcasting (except Internet) - 0.19%
Comcast Corp.
6.500%, 01/15/2017	$200,000	$199,592	$213,670
Building Material and Garden Equipment and Supplies Dealers - 0.18%
Home Depot, Inc.
5.400%, 03/01/2016	200,000	$198,566	$203,989
Funds, Trusts, and Other Financial Vehicles - 0.27%
Spectra Energy Capital, LLC
8.000%, 10/01/2019	250,000	$259,763	$292,106
Machinery Manufacturing - 0.25%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	$251,317	$277,360

TOTAL CORPORATE BONDS		$909,238	$987,125

	Shares	Cost	Value
SHORT-TERM INVESTMENTS - 3.02%
Mutual Fund - 3.02%
SEI Daily Income Trust Treasury Fund, 0.01% (b)	3,359,230	$3,359,230	$3,359,230

TOTAL SHORT-TERM INVESTMENTS		$3,359,230	$3,359,230

TOTAL INVESTMENTS - 100.02%		$61,651,888	$111,209,301
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%			(26,516)
TOTAL NET ASSETS - 100.00%			$111,182,785

Percentages are stated as a percent of the value of net assets.

(a) Non Income Producing
(b) Variable rate security; the rate shown is the effective date as of September 30, 2015.

The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows:1

Cost of Investments			$61,651,888
Gross unrealized appreciation			49,578,609
Gross unrealized depreciation			(21,196)
Net unrealized appreciation			$49,557,413

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the nine months ended September 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs. During the nine months ended September 30, 2015, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of September 30, 2015, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stock	$95,494,001	$-	$-	$95,494,001
Exchange Traded Funds	11,368,945	-	-	11,368,945
Corporate Bonds	-	987,125	-	987,125
Short-Term Investments	3,359,230	-	-	3,359,230
Total Investments in Securities	$110,222,176	$987,125	$-	$111,209,301

There were no transfers between Levels 1 and 2 during the period ended September 30, 2015. Transfers between levels are recognized at the end of the reporting period. Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)  /s/ Edson L. Bridges III
 Edson L. Bridges III, President and
 Chief Executive and Investment Officer

Date  November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edson L. Bridges III
  Edson L. Bridges III, President and
  Chief Executive and Investment Officer

Date  November 20, 2015

By (Signature and Title)*  /s/ Brian Kirkpatrick
  Brian Kirkpatrick, Executive Vice President

Date  November 20, 2015

By (Signature and Title)* /s/ Nancy K. Dodge
 Nancy K. Dodge, Treasurer and
 Chief Compliance Officer

Date  November 20, 2015

* Print the name and title of each signing officer under his or her signature.